Schedule of Property and Equipment Leased Under Capital Leases (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Property and equipment leased under capital leases, gross	$ 2,568	$ 2,568
Less accumulated depreciation and amortization	2,175	2,093
Property and equipment leased under capital leases, net	393	475
Office and computer equipment
Property, Plant and Equipment [Line Items]
Property and equipment leased under capital leases, gross	1,926	1,926
Machinery and equipment
Property, Plant and Equipment [Line Items]
Property and equipment leased under capital leases, gross	$ 642	$ 642